Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004


March 16, 2009

VIA EDGAR

US Securities and Exchange Commission
100 F Street NE
Washington, DC  20549

Re: RYDEX SERIES FUNDS RPURSUANT REGISTRATION STATEMENT/INFORMATION STATEMENT ON FORM N-14
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Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the "Trust"), we are herewith filing the Trust's Registration Statement/Information Statement on Form N-14, including exhibits thereto, pursuant to Rule 488(a) under the Securities Act of 1933. This filing relates to the reorganization of the Trust's Hedged Equity Fund with and into the Absolute Return Strategies Fund (to be renamed the Multi-Hedge Strategies Fund on or about April 1, 2009).


Please feel free to contact me at (202) 739-5896 with your questions or comments.

Sincerely,

/S/ CHRISTOPHER D. MENCONI
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Christopher D. Menconi